Legal Proceedings - Additional Information (Detail) t in Thousands, $ in Millions		12 Months Ended
	Apr. 30, 2019	Dec. 31, 2025 USD ($) t	Oct. 31, 2021 t
Disclosure of Commitments and Contingencies [Line Items]
Accrued environmental remediation liabilities | $		$ 188
Lease contract for a period		21 years
United States [member]
Disclosure of Commitments and Contingencies [Line Items]
Accrued environmental remediation liabilities | $		$ 36
CI Calizas [member]
Disclosure of Commitments and Contingencies [Line Items]
Percentage of entity's revenue	0.90%
Proportion of ownership interests held by non-controlling interests		28.00%
Zomam [member]
Disclosure of Commitments and Contingencies [Line Items]
Concentration Risk Percentage	0.30%
Percentage of entity's revenue	0.80%
Percentage of Recovery Amount		33.00%
CEMEX Colombia [Member]
Disclosure of Commitments and Contingencies [Line Items]
Number of raw materials used for production | t		1,500	1,900
Proportion of ownership interests held by non-controlling interests		72.00%
Top of range [member] | United Kingdom [member]
Disclosure of Commitments and Contingencies [Line Items]
Environmental expenditure assessment and quantification period from the date of closure, maximum		60 years
Bottom of range [member] | CEMEX Colombia [Member]
Disclosure of Commitments and Contingencies [Line Items]
Number of raw materials used for production | t		990